Combined Prospectus - Combined Prospectus: 1	Jul. 25, 2025 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price of Securities Previously Registered	$ 3,000,000,000.00
Form Type	F-10
File Number	333-273475
Initial Effective Date	Jul. 31, 2023
Combined Prospectus Note	The prospectus contained herein relates to an aggregate of US$4,500,000,000 of securities, including, pursuant to Rule 429 under the Securities Act, US$3,000,000,000 of unsold securities that were previously registered the Registrant's Registration Statement on Form F-10 (File No. 333-273475), which became effective on July 31, 2023 (the "Prior Registration Statement"). This registration statement combines the $3,000,000,000 of unsold securities from the Prior Registration Statement with an additional $1,500,000,000 of debt securities to enable an aggregate $4,500,000,000 of debt securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the $3,000,000,000 of unsold securities which were previously registered on the Prior Registration Statement.